Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on sales revenues generated by customers type comprised - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Schedule of concentration on sales revenues generated by customers type comprised [Abstract]
Third party sales revenues	$ 1,355,066	$ 258,833	$ 839,744
Third party sales revenues, Percentage	15.00%	3.00%	11.00%
Related party sales revenues	$ 88,851	$ 139,780	$ 503,771
Related party sales revenues, Percentage	1.00%	2.00%	6.00%
Third party franchise revenues	$ 251,359
Third party franchise revenues, Percentage	3.00%
Related party franchise revenues	$ 7,841,711	$ 7,811,982	$ 6,634,584
Related party franchise revenues, Percentage	81.00%	95.00%	83.00%
Total	$ 9,536,987	$ 8,210,595	$ 7,978,099
Total Percentage	100.00%	100.00%	100.00%